Consolidated Financial Statements		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Non-current assets
Property, plant and equipment		RM 78,010,660	$ 18,507,867	RM 113,296,534
Right-of-use asset		10,382	2,463	134,954
Intangible assets		53,758,340	12,754,055	88,759,218
Total non-current assets		131,779,382	31,264,385	202,190,706
Current assets
Trade receivables, net		41,820,000	9,921,708	27,846,000
Other receivables, deposits and prepayments, net		175,310	41,592	9,473,193
Current tax asset		31,944	7,578	38,559
Cash and bank balances		32,600,000	7,743,041	33,361,224
Total current assets		74,664,171	17,713,919	70,718,976
Total assets		206,443,553	48,978,304	272,909,682
Current liabilities
Trade payables		9,220,900	2,187,639	300,000
Other payables and accruals		533,170	126,493	1,130,017
Lease liabilities, operating lease		10,954	2,599	127,945
Current tax liability		4,553	1,080	26,674
Total current liabilities		9,769,577	2,317,811	1,584,636
Non-current liabilities
Lease liabilities, operating lease				10,954
Deferred tax liabilities		6,466,803	1,534,236	7,237,031
Total non-current liabilities		6,466,803	1,534,236	7,247,985
Total liabilities		16,236,380	3,852,047	8,832,621
Net assets		190,207,173	45,126,257	264,077,061
Equity
Ordinary shares, par value USD0.0015 per share; 33,333,333 shares authorized; 1,765,256 and 1,765,256 shares issued and outstanding as of June 30, 2025 and 2024, respectively *	[1]	23,308,795	5,529,963	23,308,795
Reserves		166,897,978	39,596,199	240,767,866
Equity attributable to owners of the Company		190,206,773	45,126,162	264,076,661
Non-controlling interests		400	95	400
Total equity		RM 190,207,173	$ 45,126,257	RM 264,077,061

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.